Lease liability and Right-of-use assets (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 62	$ 67	$ 66
Expense relating to short-term leases for which recognition exemption has been used	6	4	7
Expense relating to leases of low-value assets for which recognition exemption has been used	7	7	8
Cash outflow	381	379	339
Cash outflows for short term and low value leases	13	11	15
Cash outflows for payments of leases interest	52	56	51
Repayment of lease liability	$ 316	$ 312	$ 273
Weighted average interest rate lease liabilities	3.20%	3.40%	3.90%
Lease incentives	$ 0	$ 0	$ 33